Schedule of estimated amount of temporary differences (Details) - Alps Life Science Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Temporary differences	$ 5,328,641	$ 3,428,780	$ 5,328,641	$ 3,548,691
Temporary difference property plant and equipment [member]
IfrsStatementLineItems [Line Items]
Temporary differences	(915,782)	(866,021)	(915,782)	(779,847)
Temporary difference right of use assets and lease liabilities [member]
IfrsStatementLineItems [Line Items]
Temporary differences	11,878	(103,079)	11,878	33,756
Unabsorbed capital allowances [member]
IfrsStatementLineItems [Line Items]
Temporary differences	844,381	1,039,779	844,381	1,066,649
Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Temporary differences	$ 5,388,164	$ 3,358,101	$ 5,388,164	$ 3,228,133